UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08437

Undiscovered Managers Funds

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: August 31

Date of reporting period: November 30, 2012

ITEM 1. SCHEDULE OF INVESTMENTS.

Undiscovered Managers Funds

Schedule of Portfolio Investments as of November 30, 2012

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2013.

JPMorgan Realty Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 99.3%

	Diversified — 8.4%
244	Cousins Properties, Inc.	2,006
333	Digital Realty Trust, Inc.	21,507
711	Duke Realty Corp.	9,605
538	Liberty Property Trust	18,741
202	Vornado Realty Trust	15,461

		67,320

	Health Care — 15.8%
1,116	HCP, Inc.	50,286
457	Health Care REIT, Inc.	26,908
106	Senior Housing Properties Trust	2,373
732	Ventas, Inc.	46,602

		126,169

	Hotels — 4.9%
1,436	Host Hotels & Resorts, Inc.	21,101
327	LaSalle Hotel Properties	7,891
180	Pebblebrook Hotel Trust	3,750
652	Sunstone Hotel Investors, Inc. (a)	6,727

		39,469

	Industrial — 4.0%
945	Prologis, Inc.	32,083

	Multifamily — 18.8%
395	American Campus Communities, Inc.	17,322
532	Apartment Investment & Management Co., Class A	13,349
127	Associated Estates Realty Corp.	1,919
233	AvalonBay Communities, Inc.	30,718
102	BRE Properties, Inc.	4,948
202	Camden Property Trust	13,293
100	Equity Lifestyle Properties, Inc.	6,588
625	Equity Residential	34,669
60	Essex Property Trust, Inc.	8,483
306	Post Properties, Inc.	15,045
170	UDR, Inc.	3,923

		150,257

	Office — 12.2%
260	Alexandria Real Estate Equities, Inc.	17,661
365	Boston Properties, Inc.	37,509
170	Brandywine Realty Trust	2,033
491	Highwoods Properties, Inc.	15,837
179	Kilroy Realty Corp.	8,063
211	SL Green Realty Corp.	15,871

		96,974

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Regional Malls — 21.0%
502	CBL & Associates Properties, Inc.	11,295
671	General Growth Properties, Inc.	12,993
304	Macerich Co. (The)	17,198
402	National Retail Properties, Inc.	12,351
651	Simon Property Group, Inc. (m)	99,023
193	Taubman Centers, Inc.	14,989

		167,849

	Shopping Centers — 6.7%
640	DDR Corp.	9,798
240	Equity One, Inc.	4,956
149	Federal Realty Investment Trust	15,476
968	Kimco Realty Corp.	18,636
99	Regency Centers Corp.	4,652

		53,518

	Storage — 7.5%
433	CubeSmart	5,970
261	Extra Space Storage, Inc.	9,159
318	Public Storage	44,726

		59,855

	Total Common Stocks (Cost $680,588)	793,494

Short-Term Investment — 1.6%

	Investment Company — 1.6%
12,552	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (b) (l) (m) (Cost $12,552)	12,552

	Total Investments — 100.9% (Cost $693,140)	806,046
	Liabilities in Excess of Other Assets — (0.9)%	(7,409)

	NET ASSETS — 100.0%	$798,637

Percentages indicated are based on net assets.

JPMorgan Realty Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of November 30, 2012.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities and/or forward foreign currency exchange contracts.

As of November 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$114,846
Aggregate gross unrealized depreciation	(1,940)

Net unrealized appreciation/depreciation	$112,906

Federal income tax cost of investments	$693,140

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$806,046	$–	$–	$806,046

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended November 30, 2012.

Undiscovered Managers Behavioral Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 91.7%

Consumer Discretionary — 8.2%

	Hotels, Restaurants & Leisure — 2.7%
22	CEC Entertainment, Inc.	690
20	Wendy’s Co. (The)	95
37	WMS Industries, Inc. (a)	627
9	Wyndham Worldwide Corp.	427

		1,839

	Media — 0.4%
16	DreamWorks Animation SKG, Inc., Class A (a)	271

	Specialty Retail — 3.7%
89	Aeropostale, Inc. (a)	1,228
51	Guess?, Inc.	1,327

		2,555

	Textiles, Apparel & Luxury Goods — 1.4%
17	Columbia Sportswear Co.	961

	Total Consumer Discretionary	5,626

Consumer Staples — 1.7%

	Food Products — 0.5%
47	Chiquita Brands International, Inc. (a)	337

	Personal Products — 1.2%
37	Prestige Brands Holdings, Inc. (a)	799

	Total Consumer Staples	1,136

Energy — 7.6%

	Energy Equipment & Services — 4.8%
190	Pioneer Energy Services Corp. (a)	1,371
276	TETRA Technologies, Inc. (a)	1,932

		3,303

	Oil, Gas & Consumable Fuels — 2.8%
35	McMoRan Exploration Co. (a)	295
43	Swift Energy Co. (a)	667
22	Tesoro Corp.	930

		1,892

	Total Energy	5,195

Financials — 41.7%

	Capital Markets — 4.1%
86	Apollo Investment Corp.	701
115	Investment Technology Group, Inc. (a)	1,023
127	Janus Capital Group, Inc.	1,039

		2,763

	Commercial Banks — 11.3%
71	Bancorp, Inc. (The) (a)	825
106	BBCN Bancorp, Inc.	1,205
158	First Horizon National Corp.	1,493

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Commercial Banks — Continued
270	First Niagara Financial Group, Inc.	2,035
63	Investors Bancorp, Inc.	1,080
7	Mercantile Bank Corp.	97
59	PrivateBancorp, Inc.	966

		7,701

	Insurance — 12.5%
179	CNO Financial Group, Inc.	1,627
159	Genworth Financial, Inc., Class A (a)	946
35	HCC Insurance Holdings, Inc.	1,283
42	Presidential Life Corp.	587
59	StanCorp Financial Group, Inc.	2,017
172	Symetra Financial Corp.	2,097

		8,557

	Real Estate Investment Trusts (REITs) — 13.8%
30	Apollo Commercial Real Estate Finance, Inc.	507
252	CapLease, Inc.	1,178
103	Chatham Lodging Trust	1,460
115	Colony Financial, Inc.	2,298
39	Franklin Street Properties Corp.	453
33	Inland Real Estate Corp.	261
62	Pebblebrook Hotel Trust	1,286
45	Starwood Property Trust, Inc.	1,036
93	Sunstone Hotel Investors, Inc. (a)	961

		9,440

	Total Financials	28,461

Health Care — 4.4%

	Health Care Providers & Services — 4.4%
86	Health Management Associates, Inc., Class A (a)	685
41	Health Net, Inc. (a)	966
92	PharMerica Corp. (a)	1,330

	Total Health Care	2,981

Industrials — 8.7%

	Aerospace & Defense — 2.0%
29	B/E Aerospace, Inc. (a)	1,359

	Commercial Services & Supplies — 2.2%
26	Brink’s Co. (The)	705
55	Sykes Enterprises, Inc. (a)	802

		1,507

	Construction & Engineering — 0.5%
18	Dycom Industries, Inc. (a)	323

Undiscovered Managers Behavioral Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued

	Electrical Equipment — 1.6%
32	EnerSys, Inc. (a)	1,112

	Machinery — 2.2%
11	Navistar International Corp. (a)	225
54	Terex Corp. (a)	1,299

		1,524

	Trading Companies & Distributors — 0.2%
3	United Rentals, Inc. (a)	139

	Total Industrials	5,964

Information Technology — 13.2%

	Communications Equipment — 1.7%
255	Harmonic, Inc. (a)	1,167

	Electronic Equipment, Instruments & Components — 2.0%
29	MTS Systems Corp.	1,383

	IT Services — 6.3%
73	Broadridge Financial Solutions, Inc.	1,731
97	Convergys Corp.	1,511
44	Lender Processing Services, Inc.	1,083

		4,325

	Semiconductors & Semiconductor Equipment — 2.1%
35	International Rectifier Corp. (a)	591
115	Intersil Corp., Class A	823

		1,414

	Software — 1.1%
17	ACI Worldwide, Inc. (a)	711

	Total Information Technology	9,000

Materials — 6.2%

	Chemicals — 2.5%
42	Celanese Corp., Series A,	1,732

	Metals & Mining — 2.5%
105	Commercial Metals Co.	1,425
12	RTI International Metals, Inc. (a)	303

		1,728

	Paper & Forest Products — 1.2%
47	PH Glatfelter Co.	790

	Total Materials	4,250

	Total Common Stocks (Cost $54,135)	62,613

SHARES	SECURITY DESCRIPTION	VALUE ($)
Short-Term Investment — 7.2%

	Investment Company — 7.2%
4,895	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (b) (l) (Cost $4,895)	4,895

	Total Investments — 98.9% (Cost $59,030)	67,508
	Other Assets in Excess of Liabilities — 1.1%	745

	NET ASSETS — 100.0%	$68,253

Percentages indicated are based on net assets.

Undiscovered Managers Behavioral Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of November 30, 2012.

As of November 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,459
Aggregate gross unrealized depreciation	(981)

Net unrealized appreciation/depreciation	$8,478

Federal income tax cost of investments	$59,030

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$67,508	$–	$–	$67,508

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended November 30, 2012.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Undiscovered Managers Funds

By:	/s/ Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
January 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
January 29, 2013

By:	/s/ Joy C. Dowd
Joy C. Dowd
Treasurer and Principal Financial Officer
January 29, 2013